SUPPLEMENTAL BALANCE SHEET INFORMATION (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Reserve for bad debt:
Balance at the beginning of the period	$ 830	$ 659	$ 1,331
Provision for (recovery of) bad debt	106	206	(645)
Write-off of bad debt	(160)	(35)	(27)
Balance at the end of the period	776	830	659
Accounts receivable, net of reserve:
Trade receivables	460,540	409,920
Income tax		47,739
Total accounts receivable, net of reserve	460,540	457,659
Prepaid expenses and other:
Restricted cash	16,015	12,848
Prepaid insurance	10,117	9,196
Deferred mobilization	8,512	14,430
Prepaid value added tax	3,884	15,481
Other	11,208	12,216
Total prepaid expenses and other	49,736	64,171
Accrued liabilities:
Accrued operating costs	50,415	23,436
Payroll and employee benefits	43,077	33,392
Taxes payable, other than income tax	37,789	44,934
Accrued income taxes	17,075
Deferred mobilization	11,281	13,522
Self-insurance liabilities	5,452	4,135
Deferred income	4,073	6,438
Other	23,736	18,255
Total accrued liabilities	192,898	144,112
Noncurrent liabilities - Other:
Pension and other non-qualified retirement plans	50,225	51,690
Self-insurance liabilities	13,780	5,328
Deferred mobilization	12,033	7,816
Deferred income	10,569	14,983
Uncertain tax positions including interest and penalties	9,829	6,755
Other	7,849	5,034
Total noncurrent liabilities - other	$ 104,285	$ 91,606